Share-based payments - Schedule of Movements in RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
RSUs
Beginning Outstanding (in shares) | shares	2,341,818	3,745,781
New grants during the year (in shares) | shares	1,744,789	673,425
Forfeited during the year (in shares) | shares	(897,259)	(589,482)
Vested during the year (in shares) | shares	(1,433,276)	(1,487,906)
Ending Outstanding (in shares) | shares	1,756,072	2,341,818
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 8.17	$ 7.04
New grants during the year (in dollars per share) | $ / shares	8.84	11.66
Forfeited during the year (in dollars per share) | $ / shares	9.26	7.98
Vested during the year (in dollars per share) | $ / shares	7.70	6.99
Ending Outstanding (in dollars per share) | $ / shares	$ 8.65	$ 8.17